Share-based compensation plan - Stock options outstanding and exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity classified stock options
Share-based compensation plan
Number of options outstanding	7,513,891	5,343,631
Weighted average years to expiry	8 years 5 months 8 days	8 years 2 months 12 days
Number of options exercisable	2,698,059	2,705,028
Weighted average years to expiry, exercisable	6 years 5 months 8 days	6 years 10 months 9 days
Liability classified stock options
Share-based compensation plan
Number of options outstanding	35,177,211	23,744,418
Weighted average years to expiry	9 years 2 months 26 days	9 years 5 months 1 day
Number of options exercisable	11,372,261	11,231,053
Weighted average years to expiry, exercisable	8 years 9 months 3 days	9 years 3 months 14 days
Exercise Price Range 0.01 to 0.49 | Equity classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 0.01	$ 0.01
Exercise price upper range limit	$ 0.49	$ 0.49
Number of options outstanding	4,049,839	4,624,079
Weighted average years to expiry	8 years 1 month 13 days	8 years 8 months 12 days
Number of options exercisable	2,096,050	2,126,456
Weighted average years to expiry, exercisable	7 years 2 months 15 days	7 years 7 months 6 days
Exercise Price Range 0.01 to 0.49 | Liability classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 0.01	$ 0.01
Exercise price upper range limit	$ 0.49	$ 0.49
Number of options outstanding	21,806,274	21,862,168
Weighted average years to expiry	9 years 1 month 6 days	9 years 7 months 6 days
Number of options exercisable	10,029,017	10,046,691
Weighted average years to expiry, exercisable	9 years 1 month 6 days	9 years 7 months 6 days
Exercise Price Range 0.50 to 0.99 | Equity classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 0.5	$ 0.5
Exercise price upper range limit	$ 0.99	$ 0.99
Number of options outstanding	340,737	393,237
Weighted average years to expiry	5 years 1 month 2 days	6 years 1 month 2 days
Number of options exercisable	278,694	268,194
Weighted average years to expiry, exercisable	4 years 5 months 8 days	4 years 9 months 10 days
Exercise Price Range 0.50 to 0.99 | Liability classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 0.5	$ 50
Exercise price upper range limit	$ 0.99	$ 0.99
Number of options outstanding	993,187	1,000,000
Weighted average years to expiry	7 years 9 months 21 days	8 years 4 months 2 days
Number of options exercisable	487,624	390,264
Weighted average years to expiry, exercisable	7 years 4 months 2 days	7 years 9 months 25 days
Exercise Price Range 1.00 to 1.60 | Equity classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 1	$ 1
Exercise price upper range limit	$ 1.6	$ 1.6
Number of options outstanding	3,123,315	326,315
Weighted average years to expiry	9 years 2 months 19 days	3 years 8 months 15 days
Number of options exercisable	323,315	310,378
Weighted average years to expiry, exercisable	3 years 2 months 12 days	3 years 6 months 25 days
Exercise Price Range 1.00 to 1.66 | Liability classified stock options
Share-based compensation plan
Exercise price lower range limit	$ 1	$ 1
Exercise price upper range limit	$ 1.66	$ 1.66
Number of options outstanding	12,377,750	882,250
Weighted average years to expiry	9 years 7 months 6 days	6 years 1 month 6 days
Number of options exercisable	855,620	794,098
Weighted average years to expiry, exercisable	5 years 6 months 7 days	6 years 14 days